RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS	RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
The following are transactions paid by the Plan and considered to be exempt party-in-interest transactions:
•Certain plan investments are managed by Fidelity. Fidelity is the trustee as defined by the Plan. For the year ended December 31, 2025, total fees paid directly to Fidelity by the Plan for administrative services were approximately $555,000.
•Audit fees for the Plan are paid to the independent registered public accounting firm by the Plan. For the year ended December 31, 2025, the Plan paid approximately $61,000 to the independent registered public accounting firm, which represents the portion of the annual Plan audit fees that were not paid by the Company.
•The Plan consulted with external legal counsel who conducted plan document and operational reviews. For the year ended December 31, 2025, total fees paid to external legal counsel by the Plan were approximately $22,000.
•Investment consultant and advisory fees for the Plan are paid to investment consultants and advisers by the Plan. For the year ended December 31, 2025, total fees paid to investment consultants and advisers by the Plan were approximately $564,000.
Additionally, notes receivable from participants also qualify as exempt party-in-interest transactions. The Plan also invests in the common stock of the Company, and therefore transactions in these securities also qualify as exempt party-in-interest transactions. See Note F for additional information.